Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 20,881	$ 18,548	$ 17,184
Net deferred tax liabilities	5		51
Deferred tax liabilities	$ (2,841)	$ (1,381)	(635)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 2,413		2,457
Non-deductible provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,144		1,659
Impairment losses on loans and receivables
Detail of deferred tax assets and liabilities
Deferred tax assets	9,313		8,337
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax assets	3,460
Deferred tax liabilities	68		(20)
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	169		106
Capital losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	2,525		2,689
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,149		1,022
Deferred tax liabilities	(101)
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	708		579
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets			335
Deferred tax liabilities	(2,069)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(394)		(467)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (345)		$ (148)